BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 17, 2016
to the Statement of Additional Information dated January 28, 2016

Effective immediately, Michael Gates, CFA and Vishal Karir, CFA are the portfolio managers of the Funds. The information set forth below pertaining to Mr. Karir is provided as of February 29, 2016.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

Michael Gates, CFA and Vishal Karir, CFA are the Funds’ portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the listed Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2015.

	Number of Other Accounts Managed			Number of Other Accounts and Assets for
	and Assets by Account Type			Which Advisory Fee is Performance-Based
	Other	Other		Other	Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
20/80 Fund
Michael Gates, CFA	4	1	0	0	0	0
	$617.3 Million	$158.7 Million	$0	$0	$0	$0
Vishal Karir, CFA*	4	0	0	0	0	0
	$47.33 Million	$0	$0	$0	$0	$0
40/60 Fund
Michael Gates, CFA	4	1	0	0	0	0
	$598.7 Million	$158.7 Million	$0	$0	$0	$0
Vishal Karir, CFA*	4	0	0	0	0	0
	$47.33 Million	$0	$0	$0	$0	$0
60/40 Fund
Michael Gates, CFA	4	1	0	0	0	0
	$655.3 Million	$158.7 Million	$0	$0	$0	$0
Vishal Karir, CFA*	4	0	0	0	0	0
	$47.33 Million	$0	$0	$0	$0	$0
80/20 Fund
Michael Gates, CFA	4	1	0	0	0	0
	$722.2 Million	$158.7 Million	$0	$0	$0	$0
Vishal Karir, CFA*	4	0	0	0	0	0
	$47.33 Million	$0	$0	$0	$0	$0

* Information is provided as of February 29, 2016.

The last sentence of the first paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Gates and Karir is not measured against a specific benchmark.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Mr. Gates has unvested long-term incentive awards.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of the fiscal year ended September 30, 2015.

Dollar Range of Equity
Portfolio Manager	Fund Managed	Securities of the Fund(s) Owned[1]
Michael Gates, CFA	20/80 Fund	None
	40/60 Fund	None
	60/40 Fund	None
	80/20 Fund	None
Vishal Karir, CFA*	20/80 Fund	None
	40/60 Fund	None
	60/40 Fund	None
	80/20 Fund	None

1	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.
*	Information is provided as of February 29, 2016.

Shareholders should retain this Supplement for future reference.

SAI-TA-0316SUP